DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DEFERRED TAX ASSETS AND LIABILITIES
DEFERRED TAX ASSETS AND LIABILITIES

NOTE 13 — DEFERRED TAX ASSETS AND LIABILITIES

Deferred tax assets and (liabilities) as of December 31, 2021 and 2020 and the related activity for the years ended December 31, 2021 and 2020 are as follows:

		Recognized	Recognized
	Balance	In	In	Balance
	December 31,	Other	Provision For	December 31,
	2020	Comprehensive Income	Income Taxes	2021
Non-current assets:
Intangible assets	—	—	—	$—
Property, plant, and equipment	(979,612)	—	96,537	$(883,075)
Other	(8,431)		8,431	$—
	(988,043)	—	104,968	(883,075)
Current assets:
Receivables	—	—	—	$—
Prepaid expenses	(11,849)	—	(5,346)	$(17,195)
Other (Section 24C allowance)	26,452	23,451	116	$50,019
	14,603	23,451	(5,230)	32,824
Current liabilities:
Depreciation	—	—	—	$—
Income in Advance	98,015	—	29,114	$127,129
Tax Losses	—	—	—	$—
Net deferred tax assets and (liabilities)	$(875,425)	$23,451	$128,852	$(723,122)

	Balance
	December 31,	Recognized In	Recognized In	Balance
	2019, as	Business	Provision For	December 31,
	restated	Combinations	Income Taxes	2020
Non-current assets:
Intangible assets	$—	$—	$—	$—
Property, plant, and equipment	(1,005,005)	(69,537)	94,930	(979,612)
Other	—	—	(8,431)	(8,431)
	(1,005,005)	—	86,499	(988,043)
Current assets:
Other (Section 24C allowance)	(11,709)	—	(140)	(11,849)
Other (Other)	—	—	26,452	26,452
	(11,709)	—	26,312	14,603
Current liabilities:
Income in Advance	105,108	—	(7,093)	98,015
Tax Losses	174,963		(174,963)	—
	280,070	—	(182,056)	98,015
Net deferred tax assets and (liabilities)	$(736,645)	$(69,537)	$(69,245)	$(875,425)

Unused tax losses for which no deferred tax assets have been recognized as of December 31, 2021 and 2020 are as follows:

	Year Ended December 31,
	2021	2020
Unused tax losses for which no deferred tax assets has been recognized	$(9,982,291)	$(6,155,623)
Potential tax benefit of such unused tax losses at applicable statutory tax rates	$(2,050,255)	$(1,305,245)

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s financial statements as of December 31, 2021 and 2020.

No tax audits were commenced or were in process during the years ended December 31, 2021 and 2020 and no tax related interest or penalties were incurred during those years.

NOTE 13 — DEFERRED TAX ASSETS AND LIABILITIES (as restated)

Deferred tax assets and (liabilities) as of December 31, 2020 and 2019 and the related activity for the years ended December 31, 2020 and 2019 are as follows:

		Recognized	Recognized
	Balance	In	In	Balance
	December 31,	Business	Provision For	December 31,
	2019, as restated	Combinations	Income Taxes	2020, as restated
Non-current assets:
Intangible assets	$—	$—	$—	$—
Property, plant, and equipment	(1,005,005)	(69,537)	94,930	(979,612)
Other	—		(8,431)	$(8,431)
	(1,005,005)	(69,537)	86,499	$(988,043)
Current assets:
Other (Section 24C allowance)	(11,709)	—	(140)	(11,849)
Other (Other)	—	—	26,452	26,452
	(11,709)	—	26,312	14,603
Current liabilities:
Income in Advance	105,108	—	(7,093)	98,015
Tax Losses	174,963		(174,963)	—
	280,071	—	(182,056)	98,015
Net deferred tax assets and (liabilities)	$(736,645)	$(69,537)	$(69,245)	$(875,425)

	Balance	Recognized In	Recognized In	Balance
	December 31,	Business	Provision For	December 31,
	2018	Combinations	Income Taxes	2019, as restated
Non-current assets:
Intangible assets	$—	$—	$—	$—
Property, plant, and equipment	(853,231)	(218,402)	66,628	$(1,005,005)
Other	—	—	—	$—
	(853,231)	(218,402)	66,628	(1,005,005)
Current assets:
Receivables	—	—	—	$—
Prepaid expenses	(1,536)	—	1,536	$—
Other (Section 24C allowance)	(70,427)	—	58,718	$(11,709)
	(71,963)	—	60,254	(11,709)
Current liabilities:
Depreciation	—	—	—	$—
Income in Advance	117,378	—	(12,270)	$105,108
Tax Losses	373,618		(198,656)	$174,963
	490,996		(210,926)	280,071
Net deferred tax assets and (liabilities)	$(434,198)	$(218,402)	$(84,044)	$(736,645)

Unused tax losses for which no deferred tax assets have been recognized as of December 31, 2020 and 2019 are as follows:

	Year Ended December 31,
	2020	2019
Unused tax losses for which no deferred tax assets has been recognized	$(6,155,623)	$(4,044,750)
Potential tax benefit of such unused tax losses at applicable statutory tax rates	$(1,305,245)	$(768,413)

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s financial statements as of December 31, 2020 and 2019.

No tax audits were commenced or were in process during the years ended December 31, 2020 and 2019 and no tax related interest or penalties were incurred during those years.